SCHEDULE OF REVENUE RECOGNITION DISAGGREGATED BY TIMING (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total	$ 3,232	$ 4,150	$ 4,216	$ 4,650
Sales of Merchandise [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		7	7	4
Sales of Merchandise [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		7	7	4
Swim Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		4,139	4,209	4,646
Swim Fees [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		4,139	4,209	4,646
Pickle Ball [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		4
Pickle Ball [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		$ 4